Document and Entity Information	Jun. 14, 2019
Prospectus:
Document Type	497
Document Period End Date	Jun. 14, 2019
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Jun. 14, 2019
Document Effective Date	Jun. 14, 2019
Prospectus Date	Apr. 30, 2019
Global Counterpoint Portfolio | A
Prospectus:
Trading Symbol	GLCAX
Global Counterpoint Portfolio | C
Prospectus:
Trading Symbol	GLCDX
Global Counterpoint Portfolio | I
Prospectus:
Trading Symbol	GLCIX
Global Counterpoint Portfolio | IS
Prospectus:
Trading Symbol	GLCSX
Global Endurance Portfolio | Class IS
Prospectus:
Trading Symbol	MSJSX
Global Endurance Portfolio | Class A
Prospectus:
Trading Symbol	MSJAX
Global Endurance Portfolio | Class C
Prospectus:
Trading Symbol	MSJCX
Global Endurance Portfolio | Class I
Prospectus:
Trading Symbol	MSJIX
Global Permanence Portfolio | Class IS
Prospectus:
Trading Symbol	MGKQX
Global Permanence Portfolio | Class A
Prospectus:
Trading Symbol	MGKAX
Global Permanence Portfolio | Class C
Prospectus:
Trading Symbol	MGKCX
Global Permanence Portfolio | Class I
Prospectus:
Trading Symbol	MGKIX
Global Advantage Portfolio | Class I
Prospectus:
Trading Symbol	MIGIX
Global Advantage Portfolio | Class L
Prospectus:
Trading Symbol	MIGLX
Global Advantage Portfolio | Class A
Prospectus:
Trading Symbol	MIGPX
Global Advantage Portfolio | Class C
Prospectus:
Trading Symbol	MSPTX
Global Concentrated Real Estate Portfolio | Class I
Prospectus:
Trading Symbol	MCQIX
Global Concentrated Real Estate Portfolio | Class A
Prospectus:
Trading Symbol	MCQAX
Global Concentrated Real Estate Portfolio | Class C
Prospectus:
Trading Symbol	MCQCX
Global Concentrated Real Estate Portfolio | Class IS
Prospectus:
Trading Symbol	MCQJX
Global Infrastructure Portfolio | CLASS I
Prospectus:
Trading Symbol	MTIIX
Global Infrastructure Portfolio | CLASS L
Prospectus:
Trading Symbol	MTILX
Global Infrastructure Portfolio | CLASS A
Prospectus:
Trading Symbol	MTIPX
Global Infrastructure Portfolio | Class IS
Prospectus:
Trading Symbol	MSGPX
Global Infrastructure Portfolio | Class C
Prospectus:
Trading Symbol	MSGTX
Class IR | Global Infrastructure Portfolio | Class IR
Prospectus:
Trading Symbol	MRGOX